CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Operating activities
Net loss	$ (8,739,881)	$ (2,091,425)
Add (deduct) items not affecting cash
Depreciation and amortization	129,690	120,141
Interest expense	25,374	12,414
Accretion and interest expense	328,448	0
Share-based payments	291,272	57,743
Change in fair value of derivative liabilities	3,110,436	(23,297)
Loss on issuance of convertible debt	1,490,278	0
Unrealized foreign exchange (gain) loss	(1,646,071)	489,859
Unrealized loss on change in fair value of digital assets	718,827	0
Realized gain on sale of digital assets	(68,293)	0
Gain on settlement of debt	(185,130)	17,476
Changes in non-cash working capital balances
Finance receivables	414,189	548,547
Other receivables	99,417	62,196
Prepaid expenses and deposits	(75,309)	(117,683)
Inventory	23,386	0
Trade and other payables	(177,476)	(1,049,365)
Cash used in operating activities	(4,260,843)	(1,973,394)
Investing activities
Redemption of investments	1,181,499	0
Purchase of investments	0	(22,140)
Purchases of digital assets	(2,800,000)	0
Proceeds from sale of digital assets	268,293	0
Cash used in investing activities	(1,350,208)	(22,140)
Financing activities
Proceeds from issuance of shares, net	0	296,437
Proceeds from convertible debentures	2,667,404	0
Payment of lease obligation	(23,325)	(14,662)
Share options exercised	45,887	0
Proceeds from loans (RH)	443,526	286,944
Cash provided by financing activities	3,133,492	568,719
Net decrease	(2,477,559)	(1,426,815)
Cash and cash equivalents, beginning of the period	5,995,872	2,757,040
Cash and cash equivalents, end of the period	3,518,313	1,330,225
Non-cash transactions
Shares issued for debt	$ 0	$ 575,436